Events After The Reporting Period - Additional Information (Detail) - SEK (kr)		12 Months Ended
	Mar. 27, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 01, 2019
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid per share		kr 1.00	kr 1.00	kr 3.70
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid per share	kr 1
Chairman [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense		kr 4,075,000
Chairman [member] | Annual general meeting [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense	kr 4,075,000
Other non-employee board members [Member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense		990,000
Other non-employee board members [Member] | Annual general meeting [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense	1,020,000
Chairman of audit committee [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense		350,000
Chairman of audit committee [member] | Annual general meeting [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense	400,000
Other non-employee members of audit committee [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense		250,000
Other non-employee members of audit committee [member] | Annual general meeting [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense	250,000
Chairmen of the finance and remuneration committees [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense		200,000
Chairmen of the finance and remuneration committees [member] | Annual general meeting [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense	200,000
Other non-employee members of finance and remuneration committees [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense		kr 175,000
Other non-employee members of finance and remuneration committees [member] | Annual general meeting [member] | Board fees [member]
Disclosure of non-adjusting events after reporting period [line items]
Fee and commission expense	kr 175,000
MediaKind Business [member] | Announcement of plan to discontinue operation [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of non controlling interest					49.00%
Bottom of range [member] | MediaKind Business [member] | Announcement of plan to discontinue operation [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated gain on divestment of business					kr 400,000,000
Top of range [member] | MediaKind Business [member] | Announcement of plan to discontinue operation [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated gain on divestment of business					kr 600,000,000